Derivative Instruments - Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Available-for-Sale Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Carrying Amount of the Hedged Assets	$ 4,937	$ 16,445
Cumulative hedging adjustment included in the carrying amount of the hedged assets	(552)	(26)
Long-term Debt Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount of the hedged liabilities	17,190	12,278
Cumulative hedging adjustment included in the carrying amount of the hedged liabilities	$ (142)	$ 585